PRIVATE PLACEMENT (Details) - USD ($)	3 Months Ended	8 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Class of warrant or right, exercise price of warrants or rights	$ 11.50	$ 11.50
Sale of 42,850,000 private placement warrants		$ 42,850,000
Private Placement
Number Of warrants issued	42,850,000	42,850,000
Class of warrant or right, exercise price of warrants or rights	$ 1.00	$ 1.00
Sale of 42,850,000 private placement warrants	$ 42,850,000	$ 42,850,000